SCHEDULE OF MEASUREMENT ON FAIR VALUE OFRECURRING BASIS (Details) - Broad Capital Acquisition Corp [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Cash and marketable securities held in trust account	$ 19,495,620	$ 50,772,949	$ 104,162,029
Fair Value, Inputs, Level 1 [Member]
Restructuring Cost and Reserve [Line Items]
Cash and marketable securities held in trust account	$ 19,495,620	$ 50,772,949	$ 104,162,029